CONSOLIDATED STATEMENT OF MEMBERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock [Member]	Preferred Stock [Member]	Total
Balances at April 26, 2021 (inception) at Dec. 31, 2019		$ (116,033)	$ 152,962	$ 36,929
Compensation costs related to incentive units			468	468
Net loss	$ (58,583)	(17,388)	(41,195)	(58,583)
Ending balance, value at Dec. 31, 2020	(21,186)	(133,421)	112,235	(21,186)
Compensation costs related to incentive units			364	364
Net loss	(24,703)	(7,153)	(17,550)	(24,703)
Ending balance, value at Jun. 30, 2021		(140,574)	125,545	(15,029)
Balances at April 26, 2021 (inception) at Dec. 31, 2020	(21,186)	(133,421)	112,235	(21,186)
Compensation costs related to incentive units			543	543
Net loss	(73,151)	(20,895)	(52,256)	(73,151)
Warrants exercised			32,490	32,490
Ending balance, value at Dec. 31, 2021	(61,304)	(154,316)	93,012	(61,304)
Balances at April 26, 2021 (inception) at Mar. 31, 2021		(137,435)	102,508	(34,927)
Compensation costs related to incentive units			244	244
Net loss		(3,139)	(7,703)	(10,842)
Ending balance, value at Jun. 30, 2021		(140,574)	125,545	(15,029)
Ending balance, value at Jun. 30, 2021		(140,574)	125,545	(15,029)
Ending balance, value at Dec. 31, 2021	(61,304)	(154,316)	93,012	(61,304)
Ending balance, value at Mar. 31, 2022		(161,308)	75,243	(86,065)
Balances at April 26, 2021 (inception) at Dec. 31, 2021	(61,304)	(154,316)	93,012	(61,304)
Compensation costs related to incentive units			184	184
Net loss	(52,613)	(14,822)	(37,791)	(52,613)
Ending balance, value at Jun. 30, 2022	(113,733)	(169,138)	55,405	(113,733)
Balances at April 26, 2021 (inception) at Mar. 31, 2022		(161,308)	75,243	(86,065)
Compensation costs related to incentive units			126	126
Net loss		(7,830)	(19,964)	(27,794)
Ending balance, value at Jun. 30, 2022	$ (113,733)	$ (169,138)	$ 55,405	$ (113,733)